Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon the exercise of outstanding stock options under the Registrant's 2007 Stock Option Plan (the "2007 Plan")
Amount Registered | shares	212,170
Proposed Maximum Offering Price per Unit	2.62
Maximum Aggregate Offering Price	$ 555,885.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 76.77
Offering Note	1(a). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of common stock that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of common stock, as applicable. 1(b). Represents 212,170 shares of the Registrant's common stock issuable upon the exercise of outstanding stock options granted under the 2007 Plan, at a weighted-average exercise price of $2.62 per share. To the extent (i) outstanding options under the 2007 Plan expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, cancelled or forfeited or (ii) shares subject to outstanding 2007 Plan options are delivered to the Company to satisfy the applicable exercise price of an option and/or any applicable tax withholding obligation with respect to the option, such shares of common stock subject to such awards will be available for future issuance under the 2026 Incentive Plan. See footnote 4 below. 1(c). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $2.62 per share, which is the weighted-average exercise price of the outstanding stock options granted under the 2007 Plan being registered.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon the exercise of outstanding stock options under the Registrant's 2022 Equity Incentive Plan (the "2022 Plan")
Amount Registered | shares	4,146,497
Proposed Maximum Offering Price per Unit	4.16
Maximum Aggregate Offering Price	$ 17,249,427.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.15
Offering Note	See Footnote 1(a). 2(a). Represents 414,6497 shares of the Registrant's common stock issuable upon the exercise of outstanding stock options granted under the 2022 Plan, at a weighted-average exercise price of $4.16 per share. To the extent (i) outstanding awards under the 2022 Plan expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, cancelled or forfeited or (ii) shares subject to outstanding 2022 Plan awards are delivered to the Company to satisfy the applicable exercise price of an option and/or any applicable tax withholding obligation with respect to the option, such shares of common stock subject to such awards will be available for future issuance under the 2026 Incentive Plan. See footnote 4 below. 2(b). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $4.16 per share, which is the weighted-average exercise price of the outstanding stock options granted under the 2022 Plan being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon the exercise of outstanding stock options under the Registrant's 2026 Incentive Award Plan (the "2026 Incentive Plan")
Amount Registered | shares	2,680,780
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 40,211,700.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,553.24
Offering Note	See Footnote 1(a). 3(a). Represents 2,680,780 shares of the Registrant's common stock issuable upon the exercise of outstanding stock options granted under the 2026 Plan, at a weighted-average exercise price of $15.00 per share. 3(b). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $15.00 per share, which is the weighted-average exercise price of the outstanding stock options granted under the 2026 Plan being registered.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock reserved for issuance pursuant to awards under the 2026 Incentive Award Plan
Amount Registered | shares	7,298,860
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 109,482,900.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,119.59
Offering Note	See Footnote 1(a). 4(a). Represents 7,298,860 shares of Registrant's common stock reserved or to be reserved for issuance under the 2026 Incentive Plan. The number of shares reserved for issuance or transfer pursuant to awards under the 2026 Incentive Plan will be increased annually on the first day of each calendar year beginning January 1, 2027 and ending on and including January 1, 2036, in an amount equal to the lesser of (i) a number of shares equal to 5% of the aggregate number of shares of the Registrant's common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the plan administrator. In addition, to the extent (i) outstanding options under the 2007 Plan or the 2022 Plan expire, lapse or are terminated, exchanged for or settled in cash, surrendered, repurchased, cancelled or forfeited or (ii) shares subject to outstanding 2007 Plan options are delivered to the Company to satisfy the applicable exercise price of an option and/or any applicable tax withholding obligation with respect to the option, such shares of common stock subject to such awards will be available for future issuance under the 2026 Incentive Plan. See footnotes 2 and 3 above. 4(b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the initial public offering price of the common stock of $15.00 per share, as set forth in the Registrant's Registration Statement on Form S-1 (File No. 333-295160), as amended (the "S-1 Registration Statement"), that was declared effective on May 7, 2026.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock reserved for issuance pursuant to awards under the Registrant's 2026 Employee Stock Purchase Plan (the "ESPP")
Amount Registered | shares	1,154,362
Proposed Maximum Offering Price per Unit	15.00
Maximum Aggregate Offering Price	$ 17,315,430.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,391.26
Offering Note	See Footnote 1(a) See Footnote 4(b). 5(a). Represents 1,154,362 shares of the Registrant's common stock reserved or to be reserved for issuance under the ESPP. The number of shares of common stock available for issuance under the ESPP will be annually increased on the first day of each calendar year beginning January 1, 2027 and ending on and including January 1, 2036, in an amount equal to the lesser of (i) a number of shares equal to 1% of the aggregate number of shares of the Registrant's common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the plan administrator.